ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

7.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other payables consist of the following:

	June 30,	December 31,
	2013	2012
	US$	US$
Accrued salaries and social welfare	257,400	259,774
Accrued expenses	350,625	60,542
Other payables, non-trade vendors	61,744	51,591
Deposit from customer	31,032	34,545
	700,801	406,452